Financial instruments - Fair value by the valuation method (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative financial assets
Financial Assets	$ 70,404	$ 2,112
Financial Liabilities	215
Level 2
Derivative financial assets
Financial Assets	70,404	2,112
Financial Liabilities	215
Financial investment
Derivative financial assets
Financial Assets	70,000
Financial investment | Level 2
Derivative financial assets
Financial Assets	70,000
Derivative financial instruments
Derivative financial assets
Financial Assets	404	2,112
Financial Liabilities	215
Derivative financial instruments | Level 2
Derivative financial assets
Financial Assets	404	$ 2,112
Financial Liabilities	$ 215